                                                         SEC File Nos. 002-86082
                                                                    811-03833-01


                          MAINSTAY VP SERIES FUND, INC.

                  Supplement dated July 21, 2006 ("Supplement")
             to the Prospectus dated May 1, 2006 ("Prospectus"), as
                            supplemented July 5, 2006


     This Supplement updates certain information contained in the above-dated Prospectus for MainStay VP Series Fund, Inc. ("Fund"). You may obtain copies of the Prospectuses and the Statements of Additional Information free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010.


1.   PORTFOLIO MANAGER CHANGES

     Christopher Harms and Devon McCormick have each resigned as portfolio managers to various Portfolios of the Fund. Therefore, all references to Christopher Harms and Devon McCormick in the prospectus are hereby deleted.

     a. The "PORTFOLIO MANAGERS" section on page A-64 of the prospectus is revised to amend the portfolio manager listing for the affected portfolios as follows:

               CASH MANAGEMENT PORTFOLIO - Claude Athaide and Gary Goodenough

               CONSERVATIVE ALLOCATION PORTFOLIO - Tony Elavia

               GOVERNMENT PORTFOLIO - Joseph Portera and Gary Goodenough

               GROWTH ALLOCATION PORTFOLIO - Tony Elavia

               MODERATE ALLOCATION PORTFOLIO - Tony Elavia

               MODERATE GROWTH ALLOCATION PORTFOLIO - Tony Elavia

               TOTAL RETURN PORTFOLIO - Gary Goodenough, Joseph Portera, Richard
               A. Rosen and Edmund C. Spelman

     b. The "PORTFOLIO MANAGER BIOGRAPHIES" section beginning on page A-64 is amended to delete the biographies of Christopher Harms and Devon McComick.


2.   ASSET ALLOCATION PORTFOLIOS

     The Fund's Board of Directors has authorized the MainStay VP Asset Allocation Portfolios to invest in affiliated MainStay mutual funds as underlying investment options.

     a. The tables that appear on pages A-5 and A-6 of the prospectus, illustrating each Asset Allocation Portfolio's target allocations among asset classes, are revised as follows:

MAINSTAY VP CONSERVATIVE ALLOCATION FUND

                        TARGET
       ASSET CLASS    ALLOCATION  PORTFOLIO/FUND  NAME                            PORTFOLIO/FUND  NAME

       Domestic          35%      MainStay VP Basic Value Portfolio               MainStay VP Mid Cap Core Portfolio
       Equity                     MainStay VP Capital Appreciation Portfolio      MainStay VP Mid Cap Growth Portfolio
                                  MainStay VP Common Stock Portfolio              MainStay VP Mid Cap Value Portfolio
                                  MainStay VP Developing Growth Portfolio         MainStay VP S&P 500 Index Portfolio
                                  MainStay VP Income & Growth Portfolio           MainStay VP Small Cap Growth Portfolio
                                  MainStay VP Large Cap Growth Portfolio          MainStay VP Value Portfolio
                                  MainStay All Cap Growth Fund                    MainStay Large Cap Opportunity Fund
                                  MainStay All Cap Value Fund                     MainStay MAP Fund
                                  MainStay Growth Equity Fund                     MainStay Mid Cap Opportunity Fund
                                  MainStay ICAP Equity Fund*                      MainStay Small Cap Value Fund

       International      5%      MainStay VP International Equity Portfolio      MainStay ICAP International Fund*
       Equity

       Fixed Income      60%      MainStay VP Bond Portfolio                      MainStay VP Government Portfolio
                                  MainStay VP Convertible Portfolio               MainStay VP High Yield Corporate Bond Portfolio
                                  MainStay VP Floating Rate Portfolio             MainStay VP Cash Management Portfolio
                                  MainStay Diversified Income Fund                MainStay Short Term Bond Fund
                                  MainStay Indexed Bond Fund


MAINSTAY VP MODERATE ALLOCATION

                        TARGET
       ASSET CLASS     ALLOCATION PORTFOLIO NAME                         PORTFOLIO NAME
       Domestic          50%      MainStay VP Basic Value                MainStay VP Mid Cap Core
       Equity                     MainStay VP Capital Appreciation       MainStay VP Mid Cap Growth
                                  MainStay VP Common Stock               MainStay VP Mid Cap Value
                                  MainStay VP Developing Growth          MainStay VP S&P 500 Index
                                  MainStay VP Income & Growth            MainStay VP Small Cap Growth
                                  MainStay VP Large Cap Growth           MainStay VP Value
                                  MainStay All Cap Growth Fund           MainStay Large Cap Opportunity Fund
                                  MainStay All Cap Value Fund            MainStay MAP Fund
                                  MainStay Growth Equity Fund            MainStay Mid Cap Opportunity Fund
                                  MainStay ICAP Equity Fund*             MainStay Small Cap Value Fund
       International     10%      MainStay VP International Equity       MainStay ICAP International Fund*
       Equity
       Fixed Income      40%      MainStay VP Bond                       MainStay VP Government
                                  MainStay VP Convertible                MainStay VP High Yield Corporate Bond
                                  MainStay VP Floating Rate              MainStay VP Cash Management

MAINSTAY VP MODERATE GROWTH ALLOCATION

       ASSET CLASS       TARGET
                       ALLOCATION   PORTFOLIO NAME                        PORTFOLIO NAME

       Domestic           65%       MainStay VP Basic Value               MainStay VP Mid Cap Core
       Equity                       MainStay VP Capital Appreciation      MainStay VP Mid Cap Growth
                                    MainStay VP Common Stock              MainStay VP Mid Cap Value
                                    MainStay VP Developing Growth         MainStay VP S&P 500 Index
                                    MainStay VP Income & Growth           MainStay VP Small Cap Growth
                                    MainStay VP Large Cap Growth          MainStay VP Value
                                    MainStay All Cap Growth Fund          MainStay Large Cap Opportunity Fund
                                    MainStay All Cap Value Fund           MainStay MAP Fund
                                    MainStay Growth Equity Fund           MainStay Mid Cap Opportunity Fund
                                    MainStay ICAP Equity Fund*            MainStay Small Cap Value Fund
       International      15%       MainStay VP International Equity      MainStay ICAP International Fund*
       Equity
       Fixed Income       20%       MainStay VP Bond                      MainStay VP Government
                                    MainStay VP Convertible               MainStay VP High Yield Corporate Bond

*These funds will become available for use as underlying investment options on or about 8/31/06.


                                    MainStay VP Floating Rate             MainStay VP Cash Management
                                    MainStay Diversified Income Fund      MainStay Short Term Bond Fund
                                    MainStay Indexed Bond Fund



MAINSTAY VP GROWTH ALLOCATION

       ASSET CLASS       TARGET
                       ALLOCATION   PORTFOLIO NAME                    PORTFOLIO NAME

       Domestic           80%       MainStay VP Basic Value           MainStay VP Mid Cap Core
       Equity                       MainStay VP Capital Appreciation  MainStay VP Mid Cap Growth
                                    MainStay VP Common Stock          MainStay VP Mid Cap Value
                                    MainStay VP Developing Growth     MainStay VP S&P 500 Index
                                    MainStay VP Income & Growth       MainStay VP Small Cap Growth
                                    MainStay VP Large Cap Growth      MainStay VP Value
                                    MainStay All Cap Growth Fund      MainStay Large Cap Opportunity Fund
                                    MainStay All Cap Value Fund       MainStay MAP Fund
                                    MainStay Growth Equity Fund       MainStay Mid Cap Opportunity Fund
                                    MainStay ICAP Equity Fund*        MainStay Small Cap Value Fund
       International      20%       MainStay VP International Equity  MainStay ICAP International Fund*
       Equity
       Fixed Income        0%       MainStay VP Cash Management

Percentages represent target allocations - actual allocation percentages may vary up to +/- 10%.


     b. The following information is inserted on page A-6 of the prospectus under the section entitled "Investment in affiliated underlying portfolios."

          The name of each MainStay mutual fund in which the Asset Allocation Portfolios may invest, its respective investment objective and primary investments are as follows:



UNDERLYING EQUITY FUNDS                    INVESTMENT OBJECTIVE                 PRIMARY INVESTMENTS


MainStay All Cap Growth Fund         Seeks long-term growth of capital.     Securities with growth
                                     Dividend income, if any, is a          characteristics across the
                                     consideration incidental to the        entire range of market
                                     Fund's objective of growth of          capitalizations as described by
                                     capital.                               the Russell 3000(R)Growth Index

MainStay All Cap Value Fund          Seeks maximum long-term total return   Securities with value
                                     from a combination of capital growth   characteristics across the
                                     and income.                            entire range of market
                                                                            capitalizations as described by
                                                                            the Russell 3000(R) Value Index


MainStay Growth Equity Fund          Seeks long-term growth of capital.     Large capitalization stocks that
                                                                            the Fund's manager believes will
                                                                            provide an opportunity for
                                                                            achieving superior portfolio
                                                                            returns over the long term

MainStay ICAP Equity Fund*           Seeks a superior total return with     U.S. dollar-denominated equity
                                     only a moderate degree of risk.        securities of companies with
                                                                            market capitalizations of at
                                                                            least $2 billion.

MainStay ICAP International Fund*    Seeks a superior total return with     Equity securities of foreign
                                     income as a secondary objective.       companies with market
                                                                            capitalizations of at least $2
                                                                            billion.


*These funds will become available for use as underlying investment options on or about 8/31/06.
                                       3

                                                         SEC File Nos. 002-86082
                                                                    811-03833-01

MainStay Large Cap Opportunity Fund  Seeks high total return.               Common and preferred stock of
                                                                            large companies with market
                                                                            capitalizations, at the time of
                                                                            the investment, similar to the
                                                                            companies in the Russell 1000
                                                                            Index

MainStay MAP Fund                    Seeks long-term appreciation of        Equity-type, domestic
                                     capital.  The Fund also seeks to       securities, including common
                                     earn income, but this is a secondary   stocks, as well as securities
                                     objective.                             convertible into, or
                                                                            exchangeable for, common
                                                                            stocks.

MainStay Mid Cap Opportunity Fund    Seeks high total return.               Common and preferred stock of
                                                                            companies with market
                                                                            capitalizations that, at the
                                                                            time of investment, are similar
                                                                            to the companies in the Russell
                                                                            Midcap(R)Index, the S&P Midcap
                                                                            400(R)Index or a universe
                                                                            selected from the smallest 800
                                                                            companies of the largest 1,000
                                                                            companies, ranked by market
                                                                            capitalization

MainStay Small Cap Value Fund        Seeks long-term capital appreciation   Companies at the time of
                                     by investing primarily in securities   investment comparable to
                                     of small-cap companies.                companies in the Russell 2000(R)
                                                                            Value Index and invests
                                                                            primarily in common stocks and
                                                                            securitiesconvertible into
                                                                            common stock.

UNDERLYING FIXED INCOME FUNDS                  INVESTMENT OBJECTIVE                 PRIMARY INVESTMENTS

MainStay Diversified Income Fund     Seeks to provide current income and       Diversified portfolio of
                                     competitive overall return by investing   domestic and foreign debt or
                                     primarily in domestic and foreign debt    debt-related securities
                                     securities.                               issued by government and
                                                                               corporate issuers.

MainStay Indexed Bond Fund           Seeks to provide investment results       Fixed income securities in
                                     that correspond to the total return       the BIG Index.  The BIG Index
                                     performance of fixed income securities    includes investment grade
                                     in the aggregate, as represented by the   corporate bonds, US
                                     BIG Index.                                dollar-denominated foreign
                                                                               securities, US Treasury or
                                                                               agency issues, mortgage

UNDERLYING FIXED INCOME FUNDS            INVESTMENT OBJECTIVE                  PRIMARY INVESTMENTS


                                                                               related securities and other
                                                                               securities.



MainStay Short Term Bond             Seeks to maximize total return,           Diversified portfolio of debt
                                     consistent with liquidity, preservation   securities, including
                                     of capital and investment in short-term   securities with special
                                     debt securities.                          features, which have price
                                                                               characteristics similar to debt
                                                                               securities.

             PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

                                                         SEC File Nos. 002-86082
                                                                    811-03833-01


                          MAINSTAY VP SERIES FUND, INC.

                  Supplement dated July 21, 2006 ("Supplement")
                                     to the
 Statement of Additional Information for Initial Class shares dated May 1, 2006,
               ("Initial Class SAI"), as supplemented July 5, 2006 and Statement of Additional Information for Service Class shares dated May 1, 2006, ("Service Class SAI"), as supplemented July 5, 2006

     This Supplement updates certain information contained in the above-dated Statements of Additional Information for MainStay VP Series Fund, Inc. ("Fund"). You may obtain copies of the Prospectus and the Statements of Additional Information free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010.


     1. In the tables labeled "Portfolio Managers" beginning on page 79 of the Initial Class SAI, and beginning on page 81 of the Service Class SAI,
          (a) delete the references and information related to Christopher Harms and Devon McCormick; and (b) replace the information in the Initial Class SAI regarding Gary Goodenough and in both the Initial Class and Service Class SAIs regarding Joseph Portera with the following provided as of March 31, 2006:

     INITIAL CLASS SAI:

                                                                                              NUMBER OF ACCOUNTS AND ASSETS
                                            NUMBER OF OTHER ACCOUNTS MANAGED                  FOR WHICH THE ADVISORY FEE IS
                                               AND ASSETS BY ACCOUNT TYPE                          BASED ON PERFORMANCE

                  FUNDS MANAGED      REGISTERED        OTHER POOLED                      REGISTERED     OTHER POOLED
   PORTFOLIO       BY PORTFOLIO      INVESTMENT         INVESTMENT          OTHER        INVESTMENT      INVESTMENT       OTHER
    MANAGER          MANAGER           COMPANY           VEHICLES         ACCOUNTS         COMPANY        VEHICLES       ACCOUNTS


Gary Goodenough  Cash             6 RICs            1 Account          46 Accounts           -0-             -0-      4 Accounts
                 Management,      $1,764,493,411    $20,952,557        $4,041,935,624                                 $1,184,171,269
                 Government and
                 Total Return
                 Portfolios


Joseph Portera   Government and   5 RICs            3 Accounts         38 Accounts           -0-             -0-      4 Accounts
                 Total Return     $1,351,868,865    $818,814,954       $3,112,505,936                                 $1,184,171,269
                 Portfolios

     SERVICE CLASS SAI:

                                                                                              NUMBER OF ACCOUNTS AND ASSETS
                                            NUMBER OF OTHER ACCOUNTS MANAGED                  FOR WHICH THE ADVISORY FEE IS
                                               AND ASSETS BY ACCOUNT TYPE                          BASED ON PERFORMANCE

                  FUNDS MANAGED      REGISTERED        OTHER POOLED                      REGISTERED     OTHER POOLED
   PORTFOLIO       BY PORTFOLIO      INVESTMENT         INVESTMENT          OTHER        INVESTMENT      INVESTMENT       OTHER
    MANAGER          MANAGER           COMPANY           VEHICLES         ACCOUNTS         COMPANY        VEHICLES       ACCOUNTS


Joseph Portera   Government and   5 RICs            3 Accounts         38 Accounts           -0-             -0-      4 Accounts
                 Total Return     $1,351,868,865    $818,814,954       $3,112,505,936                                 $1,184,171,269
                 Portfolios

     2. Delete the references and information related to Christopher Harms and Devon McCormick from the table listing portfolio manager ownership of Fund securities on page 88 of the Initial Class SAI and on page 90 of the Service Class SAI; and replace the information regarding Gary Goodenough and Joseph Portera on page 88 of the Initial Class SAI and the information regarding Joseph Portera on page 90 of the Service Class SAI with the following provided as of June 30, 2006:

     INITIAL CLASS SAI:

            PORTFOLIO MANAGER                           FUND                          DOLLAR RANGE OF OWNERSHIP

            Gary Goodenough                     Cash Management Portfolio                        0
                                                Government Portfolio                             0
                                                Total Return Portfolio                           0

             Joseph Portera                     Government Portfolio                             0
                                                Total Return Portfolio                           0

   SERVICE CLASS SAI:

            PORTFOLIO MANAGER                           FUND                          DOLLAR RANGE OF OWNERSHIP

             Joseph Portera                     Government Portfolio                              0
                                                Total Return Portfolio                            0


             PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE